Advances for Vessels Under Construction and Vessels, net	12 Months Ended
Dec. 31, 2024
Advances for Vessels Under Construction and Vessels, net [Abstract]
Advances for Vessels Under Construction and Vessels, net
6.

Advances for vessels under construction and Vessels, net
It is in

the Company’s normal

course of business

from time to

time to acquire

and sell vessels.

Accordingly,
in 2024 and 2023, the Company entered into the below transactions.
Vessels under construction
On

February

8,

2024,

the

Company

signed

an

agreement

with

an

unaffiliated

third

party,

for

the
construction of two

81,200 dwt methanol dual

fuel new-building Kamsarmax dry

bulk vessels, to be

built at
Tsuneishi

Group

(Zhoushan) Shipbuilding

Inc.,

China.

The

vessels

are

expected

to

be

delivered to

the
Company by

the second

half of

2027 and

the first

half of

2028. As

of December

31, 2024,

advances for
vessels under construction amounted to $ 19,558 , including $ 1,146 of capitalized interest.
Vessel Acquisitions
On January 30,

2023, the Company

took delivery of

the Ultramax dry

bulk vessel
Aquarius

paid partly in
cash and 2,033,613

newly issued common shares, having a fair value of $
7,809 . The value of the shares
issued in

2023, was

determined through

Level 1

inputs of

the fair

value hierarchy

based on

the closing
price

of

the

Company’s common

stock

on

the

date

of

issuance

which was

the

date

of

delivery

of

each
vessel.

On

February 14,

2023, the

Company,

through

a wholly

owned

subsidiary,

acquired from

an unaffiliated
third-party

the

Ultramax

dry

bulk

vessel
DSI

Drammen.
On

April

28,

2023,

this

subsidiary

was
deconsolidated from the Company’s

financial statements due to

the Company’s loss of

control described
in

note

4(b)

and

the

net

book

value

of

the

vessel

was

included

in

both

vessel

acquisitions

and

vessel
disposals in the related year.

Vessel Disposals
In

2023,

the

Company sold

to

unrelated third

parties

the

vessels
Aliki

and
Boston,
and to

OceanPal, a
related party company,

the vessel
Melia

(Note 5) and recognized an aggregate gain on sale amounting to
$ 5,323
.

In 2024, the Company sold to unrelated third parties the vessels Artemis

and
Houston

and recognized an
aggregate gain of $ 5,799 .
The

amount

reflected

in Vessels,

net

in

the

accompanying consolidated

balance sheets

is analyzed

as
follows:

Vessel Cost
Accumulated
Depreciation
Net Book
Value
Balance, December 31, 2022 $
1,141,128 $ (191,512)
$ 949,616
- Additions for vessel acquisitions and improvements 61,682 - 61,682
- Vessel disposals
(60,655) 21,688 (38,967)

- Vessel disposal due to deconsolidation

of subsidiary
(27,908) - (27,908)
- Depreciation for the year
- (44,231) (44,231)
Balance, December 31, 2023 $ 1,114,247 $ (214,055) $ 900,192
- Additions for vessel improvements 958 - 958
- Vessel disposals
(46,001) 16,849 (29,152)
- Depreciation for the year - (38,586) (38,586)
Balance, December 31, 2024 $ 1,069,204 $ (235,792) $ 833,412